Note 5 - Operating Segments Reporting (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income By Operating Segment Line Items
Gross Profit	€ 11,989	€ 11,863
Profit Loss before tax	4,052	4,286
Banking Activity in Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	1,808	1,852
Gross Profit	2,818	3,023
Net Operating Income	1,190	1,336
Profit Loss before tax	1,027	1,056
Profit or loss attributable to owners of the parent	734	746
United States [Member]
Income By Operating Segment Line Items
Net Interest Income	1,217	1,082
Gross Profit	1,615	1,437
Net Operating Income	655	544
Profit Loss before tax	363	493
Profit or loss attributable to owners of the parent	297	385
Turkey Member
Income By Operating Segment Line Items
Net Interest Income	1,353	1,510
Gross Profit	1,677	1,924
Net Operating Income	1,084	1,245
Profit Loss before tax	726	964
Profit or loss attributable to owners of the parent	282	372
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	3,042	2,648
Gross Profit	3,901	3,465
Net Operating Income	2,611	2,309
Profit Loss before tax	1,783	1,654
Profit or loss attributable to owners of the parent	1,287	1,200
South America Member
Income By Operating Segment Line Items
Net Interest Income	1,613	1,553
Gross Profit	1,994	1,987
Net Operating Income	1,215	1,078
Profit Loss before tax	847	724
Profit or loss attributable to owners of the parent	404	332
Rest Of EuroAsia [Member]
Income By Operating Segment Line Items
Net Interest Income	84	83
Gross Profit	220	217
Net Operating Income	78	77
Profit Loss before tax	69	93
Profit or loss attributable to owners of the parent	55	60
Corporate Center and Other Adjustments [Member]
Income By Operating Segment Line Items
Net Interest Income	(132)	(137)
Gross Profit	(236)	(188)
Net Operating Income	(718)	(621)
Profit Loss before tax	(762)	(698)
Profit or loss attributable to owners of the parent	(616)	(558)
Total
Income By Operating Segment Line Items
Net Interest Income	8,987	8,590
Gross Profit	11,989	11,863
Net Operating Income	6,115	5,967
Profit Loss before tax	4,052	4,286
Profit or loss attributable to owners of the parent	€ 2,442	€ 2,536